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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21048

                       AIM Select Real Estate Income Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

                       AIM SELECT REAL ESTATE INCOME FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              SREI-QTR-1 9/06            A I M Advisors, Inc.

AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)



                                                       SHARES        VALUE
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS--80.43%


APARTMENTS--2.17%

American Campus Communities,
  Inc.                                                420,900     $ 10,737,159
------------------------------------------------------------------------------
Education Realty Trust, Inc.                          397,400        5,865,624
==============================================================================
                                                                    16,602,783
==============================================================================

DIVERSIFIED--11.14%

AEW Real Estate Income Fund                           100,000        2,113,000
------------------------------------------------------------------------------
CentraCore Properties Trust                            95,400        3,028,950
------------------------------------------------------------------------------
Colonial Properties Trust                             462,978       22,134,978
------------------------------------------------------------------------------
Crescent Real Estate Equities
  Co.                                                 594,600       12,968,226
------------------------------------------------------------------------------
DWS RREEF Real Estate Fund Inc.                       122,435        3,005,779
------------------------------------------------------------------------------
iStar Financial Inc.                                  778,800       32,475,960
------------------------------------------------------------------------------
Neuberger Berman Realty Income
  Fund Inc.                                           192,800        4,274,376
------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                         77,400        2,046,456
------------------------------------------------------------------------------
Real Estate Income Fund, Inc.                         157,000        3,282,870
==============================================================================
                                                                    85,330,595
==============================================================================

FREESTANDING--7.58%

Getty Realty Corp.                                    491,200       14,382,336
------------------------------------------------------------------------------
National Retail Properties Inc.                     1,652,400       35,691,840
------------------------------------------------------------------------------
Realty Income Corp.                                   234,100        5,784,611
------------------------------------------------------------------------------
Trustreet Properties, Inc.                            179,400        2,244,294
==============================================================================
                                                                    58,103,081
==============================================================================

HEALTHCARE--21.42%

Cogdell Spencer Inc.                                  236,200        4,901,150
------------------------------------------------------------------------------
Health Care Property Investors,
  Inc.                                                711,700       22,098,285
------------------------------------------------------------------------------
Health Care REIT, Inc.                                542,873       21,720,349
------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                         916,300       35,195,083
------------------------------------------------------------------------------
Medical Properties Trust Inc.                         207,000        2,771,730
------------------------------------------------------------------------------
Nationwide Health Properties,
  Inc.                                              1,113,500       29,774,990
------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                      720,900       10,820,709
------------------------------------------------------------------------------
Senior Housing Properties Trust                     1,723,000       36,768,820
==============================================================================
                                                                   164,051,116
==============================================================================

INDUSTRIAL PROPERTIES--2.77%

First Industrial Realty Trust,
  Inc.                                                483,200       21,260,800
==============================================================================

INDUSTRIAL/OFFICE MIXED--3.45%

Liberty Property Trust                                516,600       24,688,314
------------------------------------------------------------------------------
Mission West Properties Inc.                          153,700        1,753,717
==============================================================================
                                                                    26,442,031
==============================================================================

LODGING-RESORTS--6.18%

Ashford Hospitality Trust, Inc.                       567,800        6,773,854
------------------------------------------------------------------------------
Hersha Hospitality Trust                              523,800        5,028,480
------------------------------------------------------------------------------
Hospitality Properties Trust                          752,600       35,522,720
==============================================================================
                                                                    47,325,054
==============================================================================


                                                       SHARES        VALUE
------------------------------------------------------------------------------
MANUFACTURED HOMES--0.32%

Sun Communities, Inc.                                  75,600     $  2,416,176
==============================================================================

OFFICE PROPERTIES--14.13%

American Financial Realty Trust                     1,736,500       19,379,340
------------------------------------------------------------------------------
Brandywine Realty Trust                             1,175,301       38,256,047
------------------------------------------------------------------------------
Glenborough Realty Trust Inc.                         421,600       10,847,768
------------------------------------------------------------------------------
HRPT Properties Trust                               1,551,300       18,538,035
------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                409,300       21,201,740
==============================================================================
                                                                   108,222,930
==============================================================================

REGIONAL MALLS--2.66%

Glimcher Realty Trust                                 823,700       20,411,286
==============================================================================

SELF STORAGE FACILITIES--2.54%

Extra Space Storage Inc.                              572,800        9,915,168
------------------------------------------------------------------------------
Public Storage, Inc.-Series A
  Dep. Shares                                         167,200        4,567,904
------------------------------------------------------------------------------
U-Store-It Trust                                      233,500        5,010,910
==============================================================================
                                                                    19,493,982
==============================================================================

SHOPPING CENTERS--5.00%

Cedar Shopping Centers Inc.                           282,900        4,574,493
------------------------------------------------------------------------------
Inland Real Estate Corp.                            1,581,800       27,713,136
------------------------------------------------------------------------------
Ramco-Gershenson Properties
  Trust                                               188,400        6,019,380
==============================================================================
                                                                    38,307,009
==============================================================================

SPECIALTY PROPERTIES--1.07%

Entertainment Properties Trust                          3,000          147,960
------------------------------------------------------------------------------
Spirit Finance Corp.                                  691,000        8,022,510
==============================================================================
                                                                     8,170,470
==============================================================================
    Total Real Estate Investment
      Trusts, Common Stocks & Other
      Equity Interests
      (Cost $441,440,198)                                          616,137,313
==============================================================================

PREFERRED STOCKS--34.44%

APARTMENTS--3.36%

Apartment Investment & Management Co.,
  Series T, 8.00%

                                                      200,000        5,076,000
------------------------------------------------------------------------------
  Series V, 8.00%

                                                      128,300        3,269,084
------------------------------------------------------------------------------
  Series Y, 7.88%

                                                       20,000          506,000
------------------------------------------------------------------------------
BRE Properties, Inc.,
  Series B, 8.08%
                                                      200,000        5,120,000
------------------------------------------------------------------------------
  Series C, 6.75%

                                                       48,500        1,196,980
------------------------------------------------------------------------------

AIM SELECT REAL ESTATE INCOME FUND


                                                       SHARES        VALUE
------------------------------------------------------------------------------
APARTMENTS--(CONTINUED)

Equity Residential-Series K,
  8.29% (a)                                             4,200     $    241,500
------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.,
  Series F, 9.25%

                                                       47,000        1,259,600
------------------------------------------------------------------------------
  Series H, 8.30%

                                                      195,000        4,974,450
------------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%                  71,700        4,097,655
==============================================================================
                                                                    25,741,269
==============================================================================

DIVERSIFIED--5.13%

Colonial Properties Trust-Series
  D, 8.13%                                            200,000        5,198,000
------------------------------------------------------------------------------
Cousins Properties Inc.,
  Series A, 7.75%

                                                      548,300       14,036,480
------------------------------------------------------------------------------
  Series B, 7.50%

                                                       60,000        1,525,200
------------------------------------------------------------------------------
Crescent Real Estate Equities
  Co.-Series B, 9.50%                                  51,400        1,318,924
------------------------------------------------------------------------------
iStar Financial Inc.,
  Series E, 7.88%

                                                      185,000        4,708,250
------------------------------------------------------------------------------
  Series I, 7.50%

                                                      200,000        5,022,000
------------------------------------------------------------------------------
Lexington Corporate
  Properties Trust-Series B, 8.05%                     70,000        1,789,900
------------------------------------------------------------------------------
Vornado Realty Trust
    Series F, 6.75%                                   200,000        4,942,000
------------------------------------------------------------------------------
    Series G, 6.63%                                    30,000          729,000
==============================================================================
                                                                    39,269,754
==============================================================================

HEALTHCARE--1.68%

Health Care Property Investors,
  Inc.-Series F, 7.10%                                285,000        7,210,500
------------------------------------------------------------------------------
Health Care REIT, Inc.-Series F, 7.63%                 16,600          426,786
------------------------------------------------------------------------------
Omega Healthcare Investors,
  Inc.-Series D, 8.38%                                200,000        5,202,000
==============================================================================
                                                                    12,839,286
==============================================================================

INDUSTRIAL PROPERTIES--1.99%

AMB Property Corp.-Series O, 7.00%                    120,000        3,052,800
------------------------------------------------------------------------------
EastGroup Properties, Inc.-Series
  D, 7.95%                                            260,000        6,630,000
------------------------------------------------------------------------------
First Industrial Realty Trust,
  Inc.-Series J, 7.20%                                220,300        5,540,545
------------------------------------------------------------------------------
ProLogis-Series C, 8.54% (a)                              950           54,774
==============================================================================
                                                                    15,278,119
==============================================================================

INDUSTRIAL/OFFICE MIXED--2.66%

LBA Realty Fund II,
  Series A, 8.75% (Acquired 07/29/03;
  Cost $3,000,000) (b)

                                                       60,000        2,580,000
------------------------------------------------------------------------------



                                                       SHARES        VALUE
------------------------------------------------------------------------------
INDUSTRIAL/OFFICE MIXED--(CONTINUED)

  Series B, 7.63% (Acquired 03/30/04;
  Cost $3,480,000) (b)

                                                      139,200     $  2,575,200
------------------------------------------------------------------------------
Duke Realty Corp.,
  Series B, 7.99% (a)

                                                       10,000          498,750
------------------------------------------------------------------------------
  Series J, 6.63%

                                                       11,300          279,449
------------------------------------------------------------------------------
  Series M, 6.95%

                                                      120,000        3,057,600
------------------------------------------------------------------------------
  Series N, 7.25%

                                                      200,000        5,170,000
------------------------------------------------------------------------------
PS Business Parks, Inc.,
  Series F, 8.75%                                      16,000          405,120
------------------------------------------------------------------------------
  Series M, 7.20%                                     128,600        3,266,440
------------------------------------------------------------------------------
  Series O, 7.38%

                                                      100,000        2,540,000
==============================================================================
                                                                    20,372,559
==============================================================================

LODGING-RESORTS--5.76%

Eagle Hospitality Properties
  Trust, Inc.-Series A, 8.25%                         291,500        7,479,890
------------------------------------------------------------------------------
FelCor Lodging Trust Inc.-Series
  C, 8.00%                                            138,700        3,455,017
------------------------------------------------------------------------------
Hersha Hospitality Trust-Series
  A, 8.00%                                             43,800        1,137,048
------------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                             45,000        1,155,600
------------------------------------------------------------------------------
Hospitality Properties
  Trust-Series B, 8.88%                               450,000       11,619,000
------------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series A, 10.25%

                                                       36,300          930,006
------------------------------------------------------------------------------
  Series B, 8.38%

                                                       40,000        1,016,800
------------------------------------------------------------------------------
  Series D, 7.50%

                                                      100,000        2,487,000
------------------------------------------------------------------------------
  Series E, 8.00%

                                                      105,300        2,716,740
------------------------------------------------------------------------------
Strategic Hotels & Resorts,  Inc.,
    Series B, 8.25%                                    72,700        1,882,930
------------------------------------------------------------------------------
    Series C, 8.25%                                   200,000        5,130,000
------------------------------------------------------------------------------
Sunstone Hotel Investors,
  Inc.-Series A, 8.00%                                200,000        5,080,000
==============================================================================
                                                                    44,090,031
==============================================================================

OFFICE PROPERTIES--5.05%

Alexandria Real Estate
  Equities, Inc.-Series B, 9.10%                        5,600          141,904
------------------------------------------------------------------------------
Corporate Office Properties Trust
    Series J, 7.63%                                   200,000        5,200,000
------------------------------------------------------------------------------
    Series G, 8.00%                                   300,000        7,662,000
------------------------------------------------------------------------------
Glenborough Realty Trust
  Inc.-Series A, $1.94 Conv                            25,245          637,689
------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


                                                     SHARES          VALUE
------------------------------------------------------------------------------
OFFICE PROPERTIES--(CONTINUED)

Highwoods Properties, Inc.-Series
  B, 8.00%                                           16,891      $     423,119
------------------------------------------------------------------------------
HRPT Properties Trust,
  Series B, 8.75%

                                                    510,000         13,209,000
------------------------------------------------------------------------------
  Series C, 7.13%
                                                    100,000          2,556,000
------------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80%
                                                     51,600          1,349,340
------------------------------------------------------------------------------
  Series F, 7.50%
                                                    175,000          4,438,000
------------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%               120,000          3,037,200
==============================================================================
                                                                    38,654,252
==============================================================================

REGIONAL MALLS--5.24%

CBL & Associates Properties, Inc.,
  Series B, 8.75%

                                                    315,000         16,194,150
------------------------------------------------------------------------------
  Series C, 7.75%

                                                    350,000          9,065,000
------------------------------------------------------------------------------
  Series D, 7.38%

                                                    175,000          4,410,000
------------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75%

                                                     80,000          2,028,800
------------------------------------------------------------------------------
  Series G, 8.13%

                                                    144,000          3,612,960
------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00%               183,200          4,856,632
==============================================================================
                                                                    40,167,542
==============================================================================

SELF STORAGE FACILITIES--0.62%

Public Storage, Inc.,
  Series G, 7.00%

                                                     60,000          1,533,000
------------------------------------------------------------------------------
  Series I, 7.25%


                                                    124,800          3,234,816
==============================================================================
                                                                     4,767,816
==============================================================================

SHOPPING CENTERS--1.69%

Cedar Shopping Centers
  Inc.-Series A, 8.88%                               75,000          1,994,250
------------------------------------------------------------------------------
Developers Diversified Realty
  Corp.-Class F, 8.60%                              229,700          5,841,271
------------------------------------------------------------------------------
Federal Realty Investment
  Trust-Series B, 8.50%                              70,600          1,796,770
------------------------------------------------------------------------------
Ramco-Gershenson Properties
  Trust-Series B, 9.50%                              40,000          1,055,200
------------------------------------------------------------------------------



                                                     SHARES          VALUE
------------------------------------------------------------------------------
SHOPPING CENTERS--(CONTINUED)

Regency Centers Corp., 6.70%                         25,500      $     632,400
  Series D, 7.25%
------------------------------------------------------------------------------
                                                     13,600            344,760
------------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                   50,000          1,273,000
==============================================================================
                                                                    12,937,651
==============================================================================

SPECIALTY PROPERTIES--1.27%

Digital Realty Trust, Inc.,
  Series A, 8.50%

                                                     51,100          1,326,045
------------------------------------------------------------------------------
  Series B, 7.88%

                                                     80,000          2,028,800
------------------------------------------------------------------------------
Entertainment Properties Trust,
  Series A, 9.50%

                                                    138,900          3,555,840
------------------------------------------------------------------------------
  Series B, 7.75%

                                                    112,800          2,810,976
==============================================================================
                                                                     9,721,661
==============================================================================
    Total Preferred Stocks
     (Cost $258,819,318)                                           263,839,940
==============================================================================

MONEY MARKET FUNDS--10.84%

Liquid Assets                                    41,505,317         41,505,317
  Portfolio-Institutional Class (c)
------------------------------------------------------------------------------
Premier Portfolio-Institutional                  41,505,317         41,505,317
  Class (c)
==============================================================================
    Total Money Market Funds
      (Cost $83,010,634)                                            83,010,634
==============================================================================
TOTAL INVESTMENTS--125.71%
  (Cost $783,270,150)                                              962,987,887
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.05%                                 8,050,044
==============================================================================
AUCTION RATE PREFERRED SHARES, AT
  LIQUIDATION VALUE--(26.76)%                                     (205,000,000)
==============================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
SHARES--100.00%                                                  $ 766,037,931
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

Conv.  -- Convertible
Dep.   -- Depositary
REIT   -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $795,024, which represented 0.01% of the Fund's Net Assets attributable to common shares. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $5,155,200, which represented 0.67% of the Fund's Net Assets attributable to common shares. These securities are considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


  NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

  AIM SELECT REAL ESTATE INCOME FUND

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

  B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

  C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

  D. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

         Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

  AIM SELECT REAL ESTATE INCOME FUND

         The Fund records periodic payments made under interest rate agreements as a component of realized gain (loss) in the Statement of Operations.

  E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

  NOTE 2 -- INVESTMENT IN AFFILIATES

  The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (SEC) and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


                                                                           CHANGE IN
                                                                           UNREALIZED                                      REALIZED
                           VALUE       PURCHASES         PROCEEDS         APPRECIATION         VALUE         DIVIDEND        GAIN
  FUND                   12/31/05       AT COST         FROM SALES       (DEPRECIATION)      09/30/06         INCOME        (LOSS)
  =================================================================================================================================
  Liquid Assets
  Portfolio-
  Institutional Class     $   --     $ 129,229,601     $ (87,724,284)     $        --     $  41,505,317     $  242,572     $    --
  ---------------------------------------------------------------------------------------------------------------------------------
  Premier Portfolio-
  Institutional Class         --        60,373,074       (18,867,757)              --        41,505,317        109,592          --
  ---------------------------------------------------------------------------------------------------------------------------------
  STIC Prime
  Portfolio-
  Institutional Class         --        71,661,335       (71,661,335)              --                --        133,796          --
  =================================================================================================================================
  TOTAL INVESTMENTS       $   --     $ 261,264,010     $(178,253,376)     $        --     $  83,010,634     $  485,960     $    --
  IN AFFILIATES
  _________________________________________________________________________________________________________________________________
  =================================================================================================================================


  NOTE 3 -- INVESTMENT SECURITIES

  The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $182,816,596 and $291,289,165, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ========================================================================================
     Aggregate unrealized appreciation of investment securities               $ 183,538,755
     ----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                (5,515,788)
     ========================================================================================
     Net unrealized appreciation of investment securities                     $ 178,022,967
     ________________________________________________________________________________________
     ========================================================================================
     Cost of investments for tax purposes is $784,964,920.

AIM SELECT REAL ESTATE INCOME FUND


NOTE 4 -- INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At September 30, 2006, the Fund had open interest rate swap agreements as follows:

                                                              FLOATING RATE*
                                                              (RATE RESET                              UNREALIZED
                       NOTIONAL AMOUNT      FIXED RATE        MONTHLY)           TERMINATION DATE      APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Citibank, N.A           $  40,000,000          3.5000%        5.3300%            09/19/07              $   651,063
-------------------------------------------------------------------------------------------------------------------
Citibank, N.A              42,000,000          4.6325%        5.3225%            08/02/09                  344,645
-------------------------------------------------------------------------------------------------------------------
Citibank, N.A              40,000,000          4.4500%        5.3225%            03/01/12                  988,402
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital      30,000,000          3.6000%        5.3300%            09/12/07                  452,316
Services, Inc.
===================================================================================================================
                                                                                                       $ 2,436,426
___________________________________________________________________________________________________________________
===================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).


NOTE 5 -- SUBSEQUENT EVENT

On August 1, 2006, the Fund's Board of Trustees determined that it was in the best interest of holders of the Fund's Common Shares to reorganize the Fund as an open-end fund. Among other benefits, such a reorganization will eliminate the Common Shares' trading discount to net asset value. Formal Board approval of all actions necessary to accomplish the reorganization is anticipated to occur in the coming months, at which time the Fund will announce the terms of the reorganization. Before the Fund can reorganize as an open-ended fund, it will be required to redeem its outstanding Preferred Shares and to obtain the approval of the holders of its Common Shares. The reorganization also will be subject to making the necessary regulatory filings with the SEC and receiving subsequent SEC approval.

         The Fund has, from time to time, purchased its Common Shares in open-market purchases. The Fund has ceased purchasing its Common Shares as a result of the Board's determination to reorganize the Fund as an open-end fund.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.